Putnam Multi-Cap Core Fund
Goal
Putnam Multi-Cap Core Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Multi-Cap Core Fund	Class A		Class B		Class C		Class M	Class R	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Multi-Cap Core Fund	Class A		Class B		Class C		Class M		Class R		Class T		Class Y
Management fees	0.56%		0.56%		0.56%		0.56%		0.56%		0.56%		0.56%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%		0.25%
Other expenses	0.22%	[1]	0.22%	[1]	0.22%	[1]	0.22%	[1]	0.22%	[1]	0.22%	[2]	0.22%	[1]
Total annual fund operating expenses	1.03%		1.78%		1.78%		1.53%		1.28%		1.03%		0.78%
[1]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Multi-Cap Core Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	674	884	1,111	1,762
Class B	681	860	1,164	1,897
Class C	281	560	964	2,095
Class M	500	816	1,155	2,110
Class R	130	406	702	1,545
Class T	352	570	804	1,478
Class Y	80	249	433	966

Expense Example, No Redemption - Putnam Multi-Cap Core Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	181	560	964	1,897
Class C	181	560	964	2,095

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 76%.
Investments, risks, and performance Investments
We invest mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/17 8.29% Best calendar quarter Q1 2012 15.36% Worst calendar quarter Q3 2011 -17.17%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Multi-Cap Core Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	6.81%		14.46%		14.18%		Sep. 24, 2010
Class A | after taxes on distributions	6.57%		13.22%		12.83%		Sep. 24, 2010
Class A | after taxes on distributions and sale of fund shares	4.05%		11.15%		10.98%		Sep. 24, 2010
Class B	7.49%		14.74%		14.41%		Sep. 24, 2010
Class C	11.51%		14.97%		14.41%		Sep. 24, 2010
Class M	8.85%		14.45%		14.05%		Sep. 24, 2010
Class R	13.05%		15.54%		14.99%		Sep. 24, 2010
Class T	10.49%	[1]	15.24%	[1]	14.80%	[1]	Sep. 24, 2010
Class Y	13.58%		16.11%		15.55%		Sep. 24, 2010
Russell 3000 Index (no deduction for fees, expenses or taxes)	12.74%	[2]	14.67%	[2]	13.62%	[2]	Sep. 24, 2010
[1]	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares, adjusted for the lower initial sales charge currently applicable to class T shares.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell (R) is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.